Distribution Date:	04/18/22	BBCMS Mortgage Trust 2019-C3
Determination Date:	04/11/22
Next Distribution Date:	05/17/22
Record Date:	03/31/22	Commercial Mortgage Pass-Through Certificates
Series 2019-C3

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Barclays Commercial Mortgage Securities LLC
Certificate Factor Detail	3		Daniel Vinson	(212) 412-4000
Certificate Interest Reconciliation Detail	4		745 Seventh Avenue | New York, NY 10019 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street, Suite 700 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	Midland Loan Services, a Division of PNC Bank, National
			Association
Mortgage Loan Detail (Part 1)	13-15		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Mortgage Loan Detail (Part 2)	16-18		10851 Mastin Street, Suite 700 | Overland Park, KS 66210 | United States
Principal Prepayment Detail	19	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Historical Detail	20
			Don Simon	(203) 660-6100
Delinquency Loan Detail	21		375 North French Road, Suite 100 | Amherst, NY 14228 | United States
Collateral Stratification and Historical Detail	22	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Specially Serviced Loan Detail - Part 1	23		Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 2	24				trustadministrationgroup@wellsfargo.com
Modified Loan Detail	25		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Liquidated Loan Detail	26
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	05550MAQ7	2.581000%	16,654,000.00	9,431,262.14	336,194.12	20,285.07	0.00	0.00	356,479.19	9,095,068.02	30.24%	30.00%
A-2	05550MAR5	3.438000%	30,000,000.00	30,000,000.00	0.00	85,950.00	0.00	0.00	85,950.00	30,000,000.00	30.24%	30.00%
A-3	05550MAS3	3.319000%	266,000,000.00	266,000,000.00	0.00	735,711.67	0.00	0.00	735,711.67	266,000,000.00	30.24%	30.00%
A-4	05550MAU8	3.583000%	307,000,000.00	307,000,000.00	0.00	916,650.83	0.00	0.00	916,650.83	307,000,000.00	30.24%	30.00%
A-SB	05550MAT1	3.458000%	36,000,000.00	36,000,000.00	0.00	103,740.00	0.00	0.00	103,740.00	36,000,000.00	30.24%	30.00%
A-S	05550MAX2	3.895000%	87,811,000.00	87,811,000.00	0.00	285,019.87	0.00	0.00	285,019.87	87,811,000.00	20.79%	20.63%
B	05550MAY0	4.096000%	39,808,000.00	39,808,000.00	0.00	135,877.97	0.00	0.00	135,877.97	39,808,000.00	16.51%	16.38%
C	05550MAZ7	4.178000%	39,807,000.00	39,807,000.00	0.00	138,594.71	0.00	0.00	138,594.71	39,807,000.00	12.22%	12.13%
D	05550MAC8	3.000000%	18,349,000.00	18,349,000.00	0.00	45,872.50	0.00	0.00	45,872.50	18,349,000.00	10.25%	10.17%
E-RR	05550MAE4	4.943390%	27,313,000.00	27,313,000.00	0.00	112,515.67	0.00	0.00	112,515.67	27,313,000.00	7.31%	7.25%
F-RR	05550MAG9	4.943390%	11,708,000.00	11,708,000.00	0.00	48,231.00	0.00	0.00	48,231.00	11,708,000.00	6.05%	6.00%
G-RR	05550MAJ3	4.943390%	10,537,000.00	10,537,000.00	0.00	43,407.08	0.00	0.00	43,407.08	10,537,000.00	4.91%	4.88%
H-RR	05550MAL8	4.943390%	9,367,000.00	9,367,000.00	0.00	38,587.28	0.00	0.00	38,587.28	9,367,000.00	3.91%	3.88%
J-RR*	05550MBA1	4.943390%	36,295,542.00	36,295,542.00	0.00	149,506.10	0.00	0.00	149,506.10	36,295,542.00	0.00%	0.00%
R	05550MAN4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			936,649,542.00	929,426,804.14	336,194.12	2,859,949.75	0.00	0.00	3,196,143.87	929,090,610.02

X-A	05550MAV6	1.496910%	655,654,000.00	648,431,262.14	0.00	808,869.39	0.00	0.00	808,869.39	648,095,068.02
X-B	05550MAW4	0.933313%	167,426,000.00	167,426,000.00	0.00	130,217.41	0.00	0.00	130,217.41	167,426,000.00
X-D	05550MAA2	1.943390%	18,349,000.00	18,349,000.00	0.00	29,716.05	0.00	0.00	29,716.05	18,349,000.00
Notional SubTotal			841,429,000.00	834,206,262.14	0.00	968,802.85	0.00	0.00	968,802.85	833,870,068.02

Deal Distribution Total					336,194.12	3,828,752.60	0.00	0.00	4,164,946.72

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	05550MAQ7	566.30612105	20.18698931	1.21802990	0.00000000	0.00000000	0.00000000	0.00000000	21.40501921	546.11913174
A-2	05550MAR5	1,000.00000000	0.00000000	2.86500000	0.00000000	0.00000000	0.00000000	0.00000000	2.86500000	1,000.00000000
A-3	05550MAS3	1,000.00000000	0.00000000	2.76583335	0.00000000	0.00000000	0.00000000	0.00000000	2.76583335	1,000.00000000
A-4	05550MAU8	1,000.00000000	0.00000000	2.98583332	0.00000000	0.00000000	0.00000000	0.00000000	2.98583332	1,000.00000000
A-SB	05550MAT1	1,000.00000000	0.00000000	2.88166667	0.00000000	0.00000000	0.00000000	0.00000000	2.88166667	1,000.00000000
A-S	05550MAX2	1,000.00000000	0.00000000	3.24583332	0.00000000	0.00000000	0.00000000	0.00000000	3.24583332	1,000.00000000
B	05550MAY0	1,000.00000000	0.00000000	3.41333325	0.00000000	0.00000000	0.00000000	0.00000000	3.41333325	1,000.00000000
C	05550MAZ7	1,000.00000000	0.00000000	3.48166679	0.00000000	0.00000000	0.00000000	0.00000000	3.48166679	1,000.00000000
D	05550MAC8	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E-RR	05550MAE4	1,000.00000000	0.00000000	4.11949145	0.00000000	0.00000000	0.00000000	0.00000000	4.11949145	1,000.00000000
F-RR	05550MAG9	1,000.00000000	0.00000000	4.11949095	0.00000000	0.00000000	0.00000000	0.00000000	4.11949095	1,000.00000000
G-RR	05550MAJ3	1,000.00000000	0.00000000	4.11949132	0.00000000	0.00000000	0.00000000	0.00000000	4.11949132	1,000.00000000
H-RR	05550MAL8	1,000.00000000	0.00000000	4.11949183	0.00000000	0.00000000	0.00000000	0.00000000	4.11949183	1,000.00000000
J-RR	05550MBA1	1,000.00000000	0.00000000	4.11913121	0.00036010	0.12016242	0.00000000	0.00000000	4.11913121	1,000.00000000
R	05550MAN4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	05550MAV6	988.98391856	0.00000000	1.23368330	0.00000000	0.00000000	0.00000000	0.00000000	1.23368330	988.47115707
X-B	05550MAW4	1,000.00000000	0.00000000	0.77776098	0.00000000	0.00000000	0.00000000	0.00000000	0.77776098	1,000.00000000
X-D	05550MAA2	1,000.00000000	0.00000000	1.61949153	0.00000000	0.00000000	0.00000000	0.00000000	1.61949153	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	03/01/22 - 03/30/22	30	0.00	20,285.07	0.00	20,285.07	0.00	0.00	0.00	20,285.07	0.00
A-2	03/01/22 - 03/30/22	30	0.00	85,950.00	0.00	85,950.00	0.00	0.00	0.00	85,950.00	0.00
A-3	03/01/22 - 03/30/22	30	0.00	735,711.67	0.00	735,711.67	0.00	0.00	0.00	735,711.67	0.00
A-4	03/01/22 - 03/30/22	30	0.00	916,650.83	0.00	916,650.83	0.00	0.00	0.00	916,650.83	0.00
A-SB	03/01/22 - 03/30/22	30	0.00	103,740.00	0.00	103,740.00	0.00	0.00	0.00	103,740.00	0.00
X-A	03/01/22 - 03/30/22	30	0.00	808,869.39	0.00	808,869.39	0.00	0.00	0.00	808,869.39	0.00
X-B	03/01/22 - 03/30/22	30	0.00	130,217.41	0.00	130,217.41	0.00	0.00	0.00	130,217.41	0.00
X-D	03/01/22 - 03/30/22	30	0.00	29,716.05	0.00	29,716.05	0.00	0.00	0.00	29,716.05	0.00
A-S	03/01/22 - 03/30/22	30	0.00	285,019.87	0.00	285,019.87	0.00	0.00	0.00	285,019.87	0.00
B	03/01/22 - 03/30/22	30	0.00	135,877.97	0.00	135,877.97	0.00	0.00	0.00	135,877.97	0.00
C	03/01/22 - 03/30/22	30	0.00	138,594.71	0.00	138,594.71	0.00	0.00	0.00	138,594.71	0.00
D	03/01/22 - 03/30/22	30	0.00	45,872.50	0.00	45,872.50	0.00	0.00	0.00	45,872.50	0.00
E-RR	03/01/22 - 03/30/22	30	0.00	112,515.67	0.00	112,515.67	0.00	0.00	0.00	112,515.67	0.00
F-RR	03/01/22 - 03/30/22	30	0.00	48,231.00	0.00	48,231.00	0.00	0.00	0.00	48,231.00	0.00
G-RR	03/01/22 - 03/30/22	30	0.00	43,407.08	0.00	43,407.08	0.00	0.00	0.00	43,407.08	0.00
H-RR	03/01/22 - 03/30/22	30	0.00	38,587.28	0.00	38,587.28	0.00	0.00	0.00	38,587.28	0.00
J-RR	03/01/22 - 03/30/22	30	4,330.45	149,519.17	0.00	149,519.17	13.07	0.00	0.00	149,506.10	4,361.36
Totals			4,330.45	3,828,765.67	0.00	3,828,765.67	13.07	0.00	0.00	3,828,752.60	4,361.36

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

	Additional Information
Total Available Distribution Amount (1)	4,164,946.72
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,841,859.43	Master Servicing Fee	4,498.09
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,194.63
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	400.17
ARD Interest	0.00	Operating Advisor Fee	2,000.85
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,841,859.43	Total Fees	13,093.74

Principal		Expenses/Reimbursements
Scheduled Principal	336,194.12	Reimbursement for Interest on Advances	13.06
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	336,194.12	Total Expenses/Reimbursements	13.06

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,828,752.60
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	336,194.12
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,164,946.72
Total Funds Collected	4,178,053.55	Total Funds Distributed	4,178,053.52

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	929,426,804.51	929,426,804.51	Beginning Certificate Balance	929,426,804.14
(-) Scheduled Principal Collections	336,194.12	336,194.12	(-) Principal Distributions	336,194.12
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	929,090,610.39	929,090,610.39	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	929,426,804.51	929,426,804.51	Ending Certificate Balance	929,090,610.02
Ending Actual Collateral Balance	929,090,610.39	929,090,610.39

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.37)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.37)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.94%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	5	1,999,576.27	0.22%	84	4.9000	NAP	Defeased	5	1,999,576.27	0.22%	84	4.9000	NAP
$9,999,999 or less	32	181,773,797.20	19.56%	81	5.0411	1.611573	1.39 or less	16	208,088,460.04	22.40%	84	4.8020	0.859563
$10,000,000 to $19,999,999	18	238,399,837.36	25.66%	77	4.7362	1.835328	1.40 to 1.49	8	69,383,187.28	7.47%	84	4.8321	1.436474
$20,000,000 to $29,999,999	8	182,033,937.78	19.59%	83	4.7798	1.800371	1.50 to 1.59	5	80,582,639.32	8.67%	84	5.0082	1.556524
$30,000,000 to $39,999,999	3	95,000,000.00	10.23%	82	4.7920	1.123158	1.60 to 1.69	9	164,135,804.44	17.67%	83	4.6350	1.652312
$40,000,000 to $49,999,999	4	172,683,461.78	18.59%	84	4.5938	1.576238	1.70 to 1.79	3	67,053,874.68	7.22%	82	4.9706	1.738530
$50,000,000 or greater	1	57,200,000.00	6.16%	82	5.0000	1.740000	1.80 to 1.99	6	87,738,825.60	9.44%	84	4.8707	1.853353
Totals	71	929,090,610.39	100.00%	81	4.8002	1.656684	2.00 to 2.99	18	236,068,242.76	25.41%	75	4.7577	2.278038
							3.0 or greater	1	14,040,000.00	1.51%	82	4.8000	3.170000
							Totals	71	929,090,610.39	100.00%	81	4.8002	1.656684
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	0	1,999,576.27	0.22%	84	4.9000	0.000000	Nevada	3	14,974,952.85	1.61%	82	5.0000	1.740000
Alabama	4	19,093,528.67	2.06%	85	4.8190	2.144628	New Hampshire	1	26,322.91	0.00%	79	5.7000	1.620000
Arizona	3	197,896.12	0.02%	79	5.7000	1.620000	New Mexico	3	5,140,599.40	0.55%	84	5.2158	1.255662
Arkansas	2	164,120.67	0.02%	79	5.7000	1.620000	New York	3	60,300,000.00	6.49%	83	4.8522	1.397413
California	12	120,655,261.05	12.99%	83	4.5903	1.617410	North Carolina	6	61,077,545.07	6.57%	83	4.8224	1.673236
Colorado	2	25,938,545.08	2.79%	85	4.9036	2.874330	Ohio	17	31,769,916.81	3.42%	85	4.7406	1.953380
Connecticut	1	2,533,755.33	0.27%	82	5.9400	1.080000	Oklahoma	5	345,866.19	0.04%	79	5.7000	1.620000
Delaware	1	9,704,000.00	1.04%	76	4.2775	1.630000	Oregon	2	19,565,382.37	2.11%	85	4.7337	1.577421
Florida	54	92,299,426.88	9.93%	84	4.9647	1.321046	Pennsylvania	8	72,824,148.44	7.84%	80	4.8074	1.887263
Georgia	19	9,111,900.82	0.98%	83	4.9247	1.877995	South Carolina	19	9,619,428.40	1.04%	82	5.0766	1.726876
Hawaii	186	10,000,000.03	1.08%	82	4.3100	2.400000	Tennessee	24	18,951,559.05	2.04%	83	4.2507	1.663244
Idaho	1	2,250,000.00	0.24%	85	4.4890	1.680000	Texas	27	72,246,390.93	7.78%	58	4.6706	1.898933
Illinois	31	16,588,243.87	1.79%	83	4.8177	1.252223	Virginia	5	10,868,123.52	1.17%	84	4.9754	1.431902
Indiana	16	12,209,342.09	1.31%	82	5.2882	1.691201	Washington	1	4,319,441.02	0.46%	82	5.8400	2.330000
Iowa	1	1,504,015.51	0.16%	79	4.5500	2.000000	Washington, DC	1	21,000,000.00	2.26%	85	4.7000	1.530000
Kansas	2	862,491.21	0.09%	85	4.5767	1.675653	Wisconsin	12	30,115,373.31	3.24%	83	4.9226	1.789764
Kentucky	4	276,107.40	0.03%	79	5.7000	1.620000	Totals	517	929,090,610.39	100.00%	81	4.8002	1.656684
Louisiana	3	30,641,126.74	3.30%	85	4.9213	0.364627
									Property Type³
Maryland	3	19,920,259.37	2.14%	84	4.6124	1.659550
Massachusetts	3	27,865,141.98	3.00%	83	5.0501	1.783486		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Michigan	10	29,309,739.26	3.15%	84	4.8130	1.377230		Properties	Balance	Agg. Bal.			DSCR¹
Minnesota	4	45,346,996.64	4.88%	84	4.8625	1.823781	Defeased	0	1,999,576.27	0.22%	84	4.9000	0.000000
Mississippi	7	15,503,874.68	1.67%	84	4.6867	1.711779	Industrial	39	104,797,643.98	11.28%	84	4.7286	1.954692
Missouri	8	1,019,193.23	0.11%	79	5.7000	1.620000	Lodging	16	182,568,049.25	19.65%	84	5.0146	1.412101
Nebraska	3	951,017.55	0.10%	84	4.6813	1.670472	Mixed Use	24	32,469,709.23	3.49%	82	4.6193	1.231946
							Mobile Home Park	11	37,840,423.71	4.07%	84	4.9650	1.373213
							Multi-Family	3	73,065,382.37	7.86%	83	4.7697	1.062101
							Office	164	246,928,070.25	26.58%	75	4.8296	1.877942
							Other	178	9,475,372.78	1.02%	82	4.3100	2.400000
							Retail	49	114,096,382.85	12.28%	83	4.7288	1.614980
							Self Storage	33	125,849,999.99	13.55%	83	4.6061	1.856901
							Totals	517	929,090,610.39	100.00%	81	4.8002	1.656684

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	1,999,576.27	0.22%	84	4.9000	NAP	Defeased	5	1,999,576.27	0.22%	84	4.9000	NAP
	4.499% or less	7	165,454,000.00	17.81%	83	4.3504	1.569847	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.500% to 4.999%	40	556,609,641.55	59.91%	80	4.7887	1.680588	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.000% to 5.4999%	14	178,963,297.44	19.26%	83	5.1190	1.647598	25 months to 36 months	40	578,811,211.45	62.30%	84	4.7904	1.625281
	5.500% or greater	5	26,064,095.13	2.81%	81	5.7054	1.787969	37 months to 48 months	26	348,279,822.67	37.49%	76	4.8159	1.710979
	Totals	71	929,090,610.39	100.00%	81	4.8002	1.656684	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	71	929,090,610.39	100.00%	81	4.8002	1.656684
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	1,999,576.27	0.22%	84	4.9000	NAP	Defeased	5	1,999,576.27	0.22%	84	4.9000	NAP
	60 months or less	3	30,000,000.00	3.23%	22	4.5680	2.150000	299 months or less	27	512,349,834.33	55.15%	79	4.7630	1.557350
61 months to 109 months		63	897,091,034.12	96.56%	83	4.8078	1.641004	300 months to 352 months	39	414,741,199.79	44.64%	84	4.8456	1.781164
	110 months or greater	0	0.00	0.00%	0	0.0000	0.000000	353 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	71	929,090,610.39	100.00%	81	4.8002	1.656684	Totals	71	929,090,610.39	100.00%	81	4.8002	1.656684
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	5	1,999,576.27	0.22%	84	4.9000	NAP				None
Underwriter's Information		16	249,349,748.07	26.84%	82	4.7728	1.764802
	12 months or less	47	659,648,686.13	71.00%	81	4.7878	1.621276
	13 months to 24 months	3	18,092,599.92	1.95%	80	5.6180	1.498125
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	71	929,090,610.39	100.00%	81	4.8002	1.656684
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	30316087	SS	Various	Various	Actual/360	5.000%	246,277.78	0.00	0.00	N/A	02/01/29	--	57,200,000.00	57,200,000.00	04/01/22
2A1	30316088	OF	Malvern	PA	Actual/360	4.860%	125,550.00	0.00	0.00	N/A	11/07/28	--	30,000,000.00	30,000,000.00	04/07/22
2A2	30316089				Actual/360	4.860%	104,625.00	0.00	0.00	N/A	11/07/28	--	25,000,000.00	25,000,000.00	04/07/22
3	30316096	IN	Various	Various	Actual/360	4.489%	188,444.48	0.00	0.00	N/A	05/06/29	--	48,750,000.00	48,750,000.00	04/06/22
4A1	30316097	LO	Various	Various	Actual/360	4.958%	149,428.61	0.00	0.00	N/A	05/01/29	--	35,000,000.00	35,000,000.00	04/01/22
4A3	30316099				Actual/360	4.958%	42,693.89	0.00	0.00	N/A	05/01/29	--	10,000,000.00	10,000,000.00	04/01/22
5	30316107	LO	Fort Lauderdale	FL	Actual/360	4.865%	177,102.89	0.00	0.00	N/A	04/06/29	--	42,275,000.00	42,275,000.00	04/06/22
6	30316108	OF	Plymouth	MN	Actual/360	4.895%	171,580.10	47,219.33	0.00	N/A	04/06/29	--	40,705,681.11	40,658,461.78	04/06/22
7A1	30316109	SS	Various	Various	Actual/360	4.140%	146,165.00	0.00	0.00	N/A	04/06/29	--	41,000,000.00	41,000,000.00	04/06/22
8A2	30316111	MF	San Francisco	CA	Actual/360	4.436%	95,496.91	0.00	0.00	N/A	02/10/29	--	25,000,000.00	25,000,000.00	04/10/22
8A4	30316112				Actual/360	4.436%	38,198.76	0.00	0.00	N/A	02/10/29	--	10,000,000.00	10,000,000.00	04/10/22
9	30316113	MU	New York	NY	Actual/360	4.530%	117,033.19	0.00	0.00	N/A	02/08/29	--	30,000,000.00	30,000,000.00	04/08/22
10A3	30316114	OF	Addison	TX	Actual/360	4.568%	59,003.33	0.00	0.00	N/A	02/06/24	--	15,000,000.00	15,000,000.00	04/06/22
10A6	30316115				Actual/360	4.568%	39,335.56	0.00	0.00	N/A	02/06/24	--	10,000,000.00	10,000,000.00	04/06/22
10A8	30316116				Actual/360	4.568%	19,667.78	0.00	0.00	N/A	02/06/24	--	5,000,000.00	5,000,000.00	04/06/22
11A3	30502576	MH	Various	Various	Actual/360	4.900%	39,382.08	0.00	0.00	N/A	04/06/29	--	9,333,474.57	9,333,474.57	04/06/22
11A4	30502577				Actual/360	4.900%	19,691.04	0.00	0.00	N/A	04/06/29	--	4,666,737.29	4,666,737.29	04/06/22
11A6	30502579				Actual/360	4.900%	19,691.04	0.00	0.00	N/A	04/06/29	--	4,666,737.29	4,666,737.29	04/06/22
11A7	30502580				Actual/360	4.900%	19,691.04	0.00	0.00	N/A	04/06/29	--	4,666,737.29	4,666,737.29	04/06/22
11A8	30502581				Actual/360	4.900%	19,691.04	0.00	0.00	N/A	04/06/29	--	4,666,737.29	4,666,737.29	04/06/22
11A3-1	30507873				Actual/360	4.900%	2,812.37	0.00	0.00	N/A	04/06/29	--	666,525.43	666,525.43	04/06/22
11A4-1	30507874				Actual/360	4.900%	1,406.18	0.00	0.00	N/A	04/06/29	--	333,262.71	333,262.71	04/06/22
11A6-1	30507876				Actual/360	4.900%	1,406.18	0.00	0.00	N/A	04/06/29	--	333,262.71	333,262.71	04/06/22
11A7-1	30507877				Actual/360	4.900%	1,406.18	0.00	0.00	N/A	04/06/29	--	333,262.71	333,262.71	04/06/22
11A8-1	30507878				Actual/360	4.900%	1,406.18	0.00	0.00	N/A	04/06/29	--	333,262.71	333,262.71	04/06/22
12	30316117	LO	Colorado Springs	CO	Actual/360	4.900%	109,098.07	34,198.14	0.00	N/A	05/06/29	--	25,856,027.58	25,821,829.44	04/06/22
13A1	30316118	OF	Kings Mountain	NC	Actual/360	4.650%	60,062.50	0.00	0.00	N/A	04/01/29	--	15,000,000.00	15,000,000.00	04/01/22
13A3	30316120				Actual/360	4.650%	20,020.83	0.00	0.00	N/A	04/01/29	--	5,000,000.00	5,000,000.00	04/01/22

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
13A4	30316121				Actual/360	4.650%	20,020.83	0.00	0.00	N/A	04/01/29	--	5,000,000.00	5,000,000.00	04/01/22
14	30316122	MF	Hudson	NY	Actual/360	5.350%	110,566.67	0.00	0.00	N/A	04/06/29	--	24,000,000.00	24,000,000.00	04/06/22
15	30316123	SS	Irvine	CA	Actual/360	4.350%	78,662.50	0.00	0.00	N/A	05/01/29	--	21,000,000.00	21,000,000.00	04/01/22
16	30316124	OF	Washington	DC	Actual/360	4.700%	84,991.67	0.00	0.00	N/A	05/06/29	--	21,000,000.00	21,000,000.00	04/06/22
17	30316125	OF	Sacramento	CA	Actual/360	5.000%	87,123.06	22,925.37	0.00	N/A	04/06/29	--	20,235,033.71	20,212,108.34	04/06/22
18	30316127	RT	Various	Various	Actual/360	4.582%	78,912.22	0.00	0.00	N/A	04/01/29	--	20,000,000.00	20,000,000.00	04/01/22
19A1	30316129	OF	Columbia	MD	Actual/360	4.600%	78,114.98	24,413.89	0.00	N/A	04/06/29	--	19,720,472.65	19,696,058.76	04/06/22
20	30316131	RT	Huntsville	AL	Actual/360	4.810%	78,282.75	0.00	0.00	N/A	05/01/29	--	18,900,000.00	18,900,000.00	04/01/22
21A1-2	30502815	RT	Pittsburgh	PA	Actual/360	4.649%	20,018.68	0.00	0.00	N/A	03/06/29	--	5,000,000.00	5,000,000.00	04/06/22
21A3	30502364				Actual/360	4.649%	40,037.36	0.00	0.00	N/A	03/06/29	--	10,000,000.00	10,000,000.00	04/06/22
21A6	30502367				Actual/360	4.649%	4,003.74	0.00	0.00	N/A	03/06/29	--	1,000,000.00	1,000,000.00	04/06/22
21A71	30502368				Actual/360	4.649%	4,003.74	0.00	0.00	N/A	03/06/29	--	1,000,000.00	1,000,000.00	04/06/22
22	30316132	IN	Akron	OH	Actual/360	4.917%	67,745.33	0.00	0.00	N/A	05/01/29	--	16,000,000.00	16,000,000.00	04/01/22
23	30315541	Various Various		Various	Actual/360	4.550%	58,770.83	0.00	0.00	N/A	11/01/28	--	15,000,000.00	15,000,000.00	04/01/22
24	30316133	MF	Beaverton	OR	Actual/360	4.610%	55,914.12	19,763.44	0.00	N/A	05/01/29	--	14,085,145.81	14,065,382.37	04/01/22
25	30316134	OF	Milwaukee	WI	Actual/360	4.887%	60,765.68	16,870.07	0.00	N/A	03/06/29	--	14,439,655.35	14,422,785.28	04/06/22
26A2-2	30502981	Various Various		Various	Actual/360	5.700%	37,555.81	8,876.22	0.00	N/A	11/06/28	--	7,651,438.86	7,642,562.64	04/06/22
26A9	30501775				Actual/360	5.700%	30,514.10	7,211.93	0.00	N/A	11/06/28	--	6,216,793.87	6,209,581.94	04/06/22
27	30316135	IN	Goleta	CA	Actual/360	4.800%	58,032.00	0.00	0.00	N/A	02/01/29	--	14,040,000.00	14,040,000.00	04/01/22
28	30316136	LO	Lubbock	TX	Actual/360	4.930%	57,608.42	14,658.84	0.00	N/A	03/06/29	--	13,570,000.00	13,555,341.16	04/06/22
29	30316137	IN	Mooresville	NC	Actual/360	5.030%	50,818.02	0.00	0.00	N/A	11/01/28	--	11,732,500.00	11,732,500.00	04/01/22
30	30316138	LO	Altamonte Springs	FL	Actual/360	4.990%	46,121.48	13,934.11	0.00	N/A	05/01/29	--	10,733,552.40	10,719,618.29	04/01/22
31	30316139	RT	Various	VA	Actual/360	4.980%	44,083.43	11,699.31	0.00	N/A	04/06/29	--	10,279,850.81	10,268,151.50	04/06/22
32	30502492	Various Various		HI	Actual/360	4.310%	37,113.89	0.00	0.00	N/A	02/07/29	--	10,000,000.00	10,000,000.00	04/07/22
33A4	30502462	IN	Various	MS	Actual/360	4.800%	20,388.83	5,844.44	0.00	N/A	04/06/29	--	4,932,781.78	4,926,937.34	04/06/22
33A5	30502463				Actual/360	4.800%	20,388.83	5,844.44	0.00	N/A	04/06/29	--	4,932,781.78	4,926,937.34	04/06/22
34	30316140	LO	Indianapolis	IN	Actual/360	5.380%	44,348.57	11,679.73	0.00	N/A	02/06/29	--	9,572,780.83	9,561,101.10	04/06/22
35	30316141	MH	Van Nuys	CA	Actual/360	5.150%	43,637.67	0.00	0.00	N/A	04/06/29	--	9,840,000.00	9,840,000.00	04/06/22

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
36	30316142	RT	Newark	DE	Actual/360	4.277%	35,743.74	0.00	0.00	N/A	08/01/28	--	9,704,000.00	9,704,000.00	04/01/22
37	30316143	RT	Springfield	IL	Actual/360	4.750%	34,602.47	10,780.85	0.00	N/A	05/01/29	--	8,459,686.85	8,448,906.00	04/01/22
38	30316144	LO	Dunn	NC	Actual/360	5.000%	33,789.03	10,230.34	0.00	N/A	04/06/29	--	7,847,775.41	7,837,545.07	04/06/22
39	30502906	Various Various		FL	Actual/360	5.150%	33,760.64	8,283.38	0.00	N/A	05/06/29	--	7,612,796.26	7,604,512.88	04/06/22
40	30316145	RT	North Attleboro	MA	Actual/360	5.280%	33,482.49	8,072.26	0.00	N/A	05/01/29	--	7,364,183.34	7,356,111.08	04/01/22
41	30316146	LO	Wausau	WI	Actual/360	5.140%	28,351.23	8,109.45	0.00	N/A	04/06/29	--	6,405,448.29	6,397,338.84	04/06/22
42	30316147	SS	Malden	MA	Actual/360	4.900%	28,059.31	0.00	0.00	N/A	04/06/29	--	6,650,000.00	6,650,000.00	04/06/22
43	30316148	LO	Gatesville	TX	Actual/360	5.500%	25,425.02	9,577.97	0.00	N/A	03/01/29	--	5,368,332.17	5,358,754.20	04/01/22
44	30316149	RT	La Grande	OR	Actual/360	5.050%	23,917.36	0.00	0.00	N/A	05/01/29	--	5,500,000.00	5,500,000.00	04/01/22
45	30316150	RT	Leesville	LA	Actual/360	4.850%	21,887.67	7,003.46	0.00	N/A	05/01/29	--	5,240,812.02	5,233,808.56	04/01/22
46	30316151	LO	Fairburn	GA	Actual/360	5.050%	19,446.41	8,460.17	0.00	N/A	05/01/29	--	4,471,866.86	4,463,406.69	04/01/22
47	30316152	LO	Santa Rosa	NM	Actual/360	5.350%	19,570.84	7,661.45	0.00	N/A	05/01/29	--	4,248,116.79	4,240,455.34	04/01/22
48	30316153	LO	Long Beach	WA	Actual/360	5.840%	21,745.99	4,772.63	0.00	N/A	02/01/29	--	4,324,213.65	4,319,441.02	04/01/22
49	30316154	LO	Green Bay	WI	Actual/360	5.450%	14,189.85	5,365.51	0.00	N/A	05/06/29	--	3,023,583.61	3,018,218.10	04/06/22
50	30316155	IN	Plainville	CT	Actual/360	5.940%	12,974.16	2,737.39	0.00	N/A	02/05/29	--	2,536,492.72	2,533,755.33	04/05/22
Totals							3,841,859.43	336,194.12	0.00				929,426,804.51	929,090,610.39
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	1,836,482.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A1	12,095,560.67	12,190,664.23	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A2	12,095,560.67	12,190,664.23	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	9,439,179.93	8,246,798.54	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4A1	1,342,331.89	4,161,707.25	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4A3	1,342,331.89	4,161,707.25	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	663,099.92	2,874,424.40	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	5,245,855.67	5,099,875.90	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7A1	7,310,963.70	9,831,439.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8A2	15,596,155.14	10,567,781.83	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8A4	15,596,155.14	10,567,781.83	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	15,642,669.30	17,182,498.22	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10A3	12,815,451.00	11,705,370.00	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10A6	12,815,451.00	11,705,370.00	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10A8	12,815,451.00	11,705,370.00	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11A3	4,913,600.65	5,175,072.80	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11A3-1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
11A4	4,913,600.65	5,175,072.80	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11A4-1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
11A6	4,913,600.65	5,175,072.80	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11A6-1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
11A7	4,913,600.65	5,175,072.80	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11A7-1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
11A8	4,913,600.65	5,175,072.80	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11A8-1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
12	615,191.73	5,549,856.90	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13A1	5,022,841.00	5,134,675.56	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13A3	5,022,841.00	5,134,675.56	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
13A4	5,022,841.00	5,134,675.56	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,711,989.17	2,065,914.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,979,961.92	2,277,612.59	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,793,963.51	1,709,348.52	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,090,855.91	2,049,325.40	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	5,151,611.74	5,071,544.70	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19A1	4,476,905.95	3,819,393.90	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	2,185,463.39	2,152,129.42	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21A1-2	6,844,240.94	5,686,791.64	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21A3	6,844,240.94	5,686,791.64	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21A6	6,844,240.94	5,686,791.64	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21A71	6,844,240.94	5,686,791.64	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	5,294,265.33	5,175,242.80	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	5,086,567.65	5,146,137.80	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,171,349.52	1,328,124.44	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,883,037.72	1,777,795.17	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26A2-2	21,474,637.91	21,451,517.76	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26A9	21,474,637.91	21,451,517.76	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	392,742.14	552,456.71	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	961,790.12	1,220,358.56	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,064,883.00	1,077,532.35	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	996,896.35	1,436,150.40	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	844,423.61	796,739.45	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	60,704,646.96	62,369,007.95	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33A4	5,122,721.64	5,184,008.29	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33A5	5,122,721.64	5,184,008.29	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	448,930.12	1,266,382.52	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	887,767.60	832,945.77	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
36	41,249,183.40	39,359,360.07	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1,162,908.00	827,490.67	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	441,372.80	859,550.29	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	847,676.61	1,004,246.44	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	640,032.77	170,081.59	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	638,019.21	944,853.02	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	626,865.97	808,694.57	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	571,101.27	970,447.71	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	556,127.88	562,360.92	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	429,850.46	181,596.77	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	190,888.00	705,152.97	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	427,561.42	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	478,214.03	820,486.35	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
49	141,294.45	606,588.57	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
50	294,904.60	278,711.69	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	405,300,152.34	405,262,683.50				0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 29

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
04/18/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.800211%	4.783851%	81
03/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	14,085,145.81	0	0.00	0	0.00	4.800286%	4.783925%	82
02/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.800384%	4.784023%	83
01/18/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.800455%	4.784094%	84
12/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.800526%	4.784165%	85
11/18/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5	30,000,000.00	0	0.00	0	0.00	4.800605%	4.784244%	86
10/18/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.800676%	4.784314%	87
09/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.800754%	4.784392%	88
08/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.800824%	4.784461%	89
07/16/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.800893%	4.784530%	90
06/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.800970%	4.784607%	91
05/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	5,466,451.22	0	0.00	0	0.00	4.801039%	4.784675%	92
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 20 of 29

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 21 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		30,000,000	30,000,000	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		899,090,610	899,090,610	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Apr-22	929,090,610	929,090,610	0	0	0	0
Mar-22	929,426,805	929,426,805	0	0	0	0
Feb-22	929,853,632	929,853,632	0	0	0	0
Jan-22	930,171,952	930,171,952	0	0	0	0
Dec-21	930,488,904	930,488,904	0	0	0	0
Nov-21	930,840,190	930,840,190	0	0	0	0
Oct-21	931,154,272	931,154,272	0	0	0	0
Sep-21	931,502,791	931,502,791	0	0	0	0
Aug-21	931,814,027	931,814,027	0	0	0	0
Jul-21	932,123,926	932,123,926	0	0	0	0
Jun-21	932,468,414	932,468,414	0	0	0	0
May-21	932,775,503	932,775,503	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 29

Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 29

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 24 of 29

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
5	30316107	42,275,000.00	4.86500%	42,275,000.00	4.86500%	10	05/06/20	05/06/20	05/08/20
11A3	30502576	0.00	4.90000%	0.00	4.90000%	8	10/26/21	10/26/21	11/02/21
11A4	30502577	0.00	4.90000%	0.00	4.90000%	8	10/26/21	10/26/21	11/02/21
11A6	30502579	0.00	4.90000%	0.00	4.90000%	8	10/26/21	10/26/21	11/02/21
11A7	30502580	0.00	4.90000%	0.00	4.90000%	8	10/26/21	10/26/21	11/02/21
11A8	30502581	0.00	4.90000%	0.00	4.90000%	8	10/26/21	10/26/21	11/02/21
24	30316133	0.00	4.61000%	0.00	4.61000%	8	02/15/22	12/20/21	02/15/22
28	30316136	13,570,000.00	4.93000%	13,570,000.00	4.93000%	8	05/20/20	06/05/20	05/22/20
30	30316138	11,031,390.54	4.99000%	11,031,390.54	4.99000%	8	06/10/20	07/01/20	06/12/20
34	30316140	9,834,265.38	5.38000%	9,834,265.38	5.38000%	8	06/02/20	06/05/20	06/08/20
43	30316148	0.00	5.50000%	0.00	5.50000%	8	03/15/21	03/15/21	05/04/21
46	30316151	4,656,849.29	5.05000%	4,656,849.29	5.05000%	8	06/02/20	06/01/20	06/08/20
49	30316154	3,146,449.30	5.45000%	3,146,449.30	5.45000%	10	04/23/20	05/06/20	04/24/20
Totals		84,513,954.51		84,513,954.51
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 25 of 29

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 29

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 27 of 29

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
5	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	11.68	0.00	0.00	0.00
27	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	1.38	0.00	0.00	0.00
Total	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	13.06	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		13.06

© 2021 Computershare. All rights reserved. Confidential.												Page 28 of 29

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 29 of 29